CORPORATE AND NON-RECOURSE BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CORPORATE AND NON-RECOURSE BORROWINGS	CORPORATE AND NON-RECOURSE BORROWINGS
Corporate and Non-Recourse Borrowings
The following is a summary of our corporate and non-recourse borrowings:

AS OF DEC. 31 US$ MILLIONS	2025		2024
	Principal Balance	Carrying Amount	Principal Balance	Carrying Amount
Corporate borrowings(1)	$628	$628	$17	$17
Non-recourse borrowings:
364-day secured facility due April 2025(2)	—	—	250	250
364-day revolving credit facility due October 2026(3)	912	912	755	755
Term loan credit facility due May 2027(4)	100	98	1,300	1,297
5.00% senior notes due June 2027	500	490	500	485
Term loan credit facility due September 2028(4)	750	749	—	—
5.75% senior notes due October 2029	600	596	600	595
6.14% senior notes due June 2032	500	497	500	496
6.00% senior notes due July 2035	700	692	—	—
6.50% senior notes due September 2042	—	—	144	129
5.00% subordinated notes due June 2047	100	84	100	84
7.00% junior subordinated notes due December 2055	500	494	—	—
Junior subordinated debentures(4)(5)	265	245	264	243
Total non-recourse borrowings	$4,927	$4,857	$4,413	$4,334
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(1)Represent bilateral revolving credit facilities backed by third-party financial institutions, which bear interest at the specified SOFR, Prime, or bankers’ acceptance rate plus a spread. As of December 31, 2025, the total borrowing capacity on the credit facilities was $1.3 billion (2024 – $1.2 billion).
(2)The 364-day secured facility, which bear interest at the specified SOFR rate plus a spread, matured in April 2025. As of December 31, 2024, the total borrowing capacity on the secured facility was $1.0 billion.
(3)The 364-day revolving credit facility, which bear interest at the specified SOFR, Prime, or bankers’ acceptance rate plus a spread, is for the purpose of temporarily warehousing investments that will ultimately be transferred into its insurance investment portfolios in the near term. The facility borrowings are generally secured by the underlying investments related to the credit facility drawings. The Company pledged investments totaling $761 million as collateral as of December 31, 2025, consisting of $260 million of investment funds, $9 million of cash and cash equivalents and $492 million of real estate partnerships. As of December 31, 2024, investments totaling $653 million were pledged as collateral consisting of $67 million of private loans, $183 million of investment funds, $19 million of cash and cash equivalents and $384 million of real estate partnerships. As of December 31, 2025, the total borrowing capacity on the credit facilities was $1.0 billion (2024 – $1.0 billion).
(4)Interest on the amount borrowed is tied to SOFR plus a margin and is reset and paid quarterly.
(5)Represent a series of junior subordinated debentures due between May 2033 and September 2037 issued to our subsidiary trusts that are not consolidated.
The weighted average interest rates on outstanding borrowings that mature within one year were 5.46% and 6.22% as of December 31, 2025 and 2024, respectively.
The above noted facilities require the Company and its subsidiaries to maintain minimum net worth covenants. As of December 31, 2025 and 2024, the Company was in compliance with its financial covenants.
The following is the maturity by year on corporate and non-recourse borrowings:

	Payments due by year
AS OF DEC. 31, 2025 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$628	—	—	—	—	—	628	—
Non-recourse borrowings	$4,857	(70)	912	600	750	600	—	2,065

	Payments due by year
AS OF DEC. 31, 2024 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$17	—	—	—	—	—	17	—
Non-recourse borrowings	$4,334	(79)	1,005	—	1,800	—	600	1,008
Brookfield Credit Agreement
The Company also has a credit facility with Brookfield maturing in June 2026 that, as of December 31, 2025, permitted borrowings of up to $400 million under the Brookfield Credit Agreement. As of December 31, 2025 and 2024, there were no amounts drawn on the facility.